Cash and cash equivalents and restricted cash and cash equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 65	$ 14
Bank deposits	186,539	181,560
Time deposits	17,117	22,674
Money market funds	15,446	41,830
Total cash and cash equivalents	$ 219,167	$ 246,078	$ 334,430